LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
LEASES

NOTE 8 – LEASES

Operating Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in right-of-use assets (“ROU”), operating lease liabilities, and operating lease liabilities, non-current. Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. None of the leases entered into have an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of future payments. Incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The ROU assets also include any prepaid lease payments made and initial direct costs incurred and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease, which is recognized when it is reasonably certain that the Company will exercise that option. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company has operating leases for real estate.

On April 1, 2023, Titan Trucking entered into a 60-month lease in Detroit, Michigan, with a related party through common ownership, which was set to expire on March 31, 2028. On September 1, 2023, the Company and the related party amended the lease, resulting in decreased payment terms. The monthly payments were initiated on May 1, 2023 after a 1-month rent abatement period. Straight rent for the amended lease was calculated at $29,113 per month. The lease was terminated by the lessor on June 14, 2024 due to a change of ownership of the property.

Average lease terms and discount rates are as follows:

	September 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	2.48	3.86
Weighted average discount rate	9.17%	8.10%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of September 30, 2024, were as follows:

For the Years Ended,
December 31,
Remainder of 2024	$77,548
2025	211,980
2026	207,944
2027	80,459
Total minimum lease payments	577,931
Less: imputed interest	(64,244)
Present value of future minimum lease payments	513,687

Current operating lease liabilities	200,449
Non-current operating lease liabilities	$313,238

The Company had operating lease expenses of $332,974 and $251,846 for the nine months ended September 30, 2024 and 2023, respectively, and $66,550 and $99,514 for the three months ended September 30, 2024 and 2023, respectively. The Company records operating lease expense as a component of general and administrative expenses on the consolidated statements of operations.

Financing Leases

Standard leases a truck used for its operations under a five-year lease that commenced during May 2022 and which ends during May 2027. This lease is classified as a finance lease. The lease calls for monthly payments of $3,304 bearing interest of 12.08% per annum. The lease includes a purchase option upon maturity of which the Company intends to exercise. The Company has finance leases for trucks. At September 30, 2024, the finance lease right of use asset was $100,686 and is included within property and equipment, net on the accompanying consolidate balance sheets.

	September 30,	December 31,
	2024	2023
Weighted average remaining lease term (in years)	2.59	N/A
Weighted average discount rate	12.08%	N/A

For the Years Ended,
December 31,
Remainder of 2024	$9,913
2025	39,650
2026	39,650
2027	16,521
2028	-
Total minimum lease payments	105,734
Less: imputed interest	(15,723)
Present value of future minimum lease payments	90,011

Current operating lease liabilities	30,425
Non-current operating lease liabilities	$59,586

The Company’s finance lease costs consisted of $3,861 of interest expense and $7,323 of amortization of the right of use asset during the nine months ended September 30, 2024. The Company’s finance lease costs consisted of $2,861 of interest expense and $5,492 of amortization of the right of use asset during the three months ended September 30, 2024.

NOTE 8 – LEASES

As of December 31, 2023, Titan Trucking maintains three leases classified as operating leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the consolidated balance sheets.

Titan Trucking has a 62-month lease in Troy, Michigan which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $110,000.

On April 1, 2023, Titan Trucking entered into a 60-month lease in Detroit, Michigan, with a related party through common ownership, which expires on March 31, 2028. On September 1, 2023, the Company and the related party amended the lease, resulting in decreased payment terms. The lease has the option to renew for an additional 5 years given proper notice. The monthly payments were initiated on May 1, 2023 after a 1-month rent abatement period. Straight rent for the amended lease was calculated at $29,113 per month. The total remaining operating lease expenses expected through termination date on the lease are approximately $1,485,000. Following the amendment, the supplemental cash flow impact of the right-of-use asset exchanged for new lease obligations was $1,411,851.

On November 1, 2023, the Company entered into a 39-month lease in Bloomfield Hills, Michigan which expires on January 31, 2027. The monthly payments were initiated in February of 2024 at $7,417 after a 3-month rent abatement period. Straight rent was calculated at $7,542 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $287,000. Following the lease, the supplemental cash flow impact of the right-of-use asset exchanged for new lease obligations was $251,057.

	December 31,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	3.86	2.08
Weighted average discount rate	8.10%	7.57%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2023 were as follows:

For the Year Ended,
December 31,
2024	$514,193
2025	460,980
2026	485,504
2027	418,442
2028	102,211
Total minimum lease payments	1,981,330
Less: imputed interest	(298,917)
Present value of future minimum lease payments	1,682,413

Current operating lease liabilities	391,547
Non-current operating lease liabilities	$1,290,866

The Company had operating lease expenses of $372,162 and $112,753 for the years ended December 31, 2023 and 2022, respectively. The Company records operating lease expense as a component of general and administrative expenses on the consolidated statements of operations.